10. OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of tax loss carryforwards [Line Items]
Recognized tax loss-carryforwards	$ 126	$ 111
2021 [member]
Disclosure of tax loss carryforwards [Line Items]
Fiscal year generation	2016
Fiscal year prescription	2021
Recognized tax loss-carryforwards	$ 3	4
2022 [member]
Disclosure of tax loss carryforwards [Line Items]
Fiscal year generation	2017
Fiscal year prescription	2022
Recognized tax loss-carryforwards	$ 2	3
2023 [member]
Disclosure of tax loss carryforwards [Line Items]
Fiscal year generation	2018
Fiscal year prescription	2023
Recognized tax loss-carryforwards	$ 26	38
2024 [member]
Disclosure of tax loss carryforwards [Line Items]
Fiscal year generation	2019
Fiscal year prescription	2024
Recognized tax loss-carryforwards	$ 59	66
2025 [member]
Disclosure of tax loss carryforwards [Line Items]
Fiscal year generation	2020
Fiscal year prescription	2025
Recognized tax loss-carryforwards	$ 36